Loan ID	Seller Loan ID	Marketing ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
REDACTED	2631017	D	A	D	A	A	A	C	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Property Title Issue Resolved - Due Diligence Vendor-REDACTED
Resolved-FTP received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded.  - Seller-REDACTED
																							Open-Title insurance lenders coverage amount needed - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. - Seller-REDACTED	Resolved-Property Title Issue Resolved - Due Diligence Vendor-REDACTED Resolved-FTP received - Due Diligence Vendor-REDACTED			Lenders Policy.pdf	Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	N/A	N/A
REDACTED	2631017	D	A	D	A	A	A	C	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Letter of Explanation (Assets)	Resolved-CD and source docs received. Resolved. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Large Deposit of $REDACTED is sourced. Final Settlement Statement provided for property REDACTED - Cash Out Refinance.
 - Seller-REDACTED
																							Open-Checking account #REDACTED page 74 - large deposit of $REDACTED not sourced. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Large Deposit of $ REDACTED is sourced. Final Settlement Statement provided for property REDACTED - Cash Out Refinance. - Seller-REDACTED	Resolved-CD and source docs received. Resolved. - Due Diligence Vendor-REDACTED			REDACTED #REDACTED REDACTED - large Deposit Source.pdf	Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	N/A	N/A
REDACTED	2631017	D	A	D	A	A	A	C	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Resolved-Resolved per updated REDACTED guidelines received. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. This is not a REDACTED, this is REDACTED. Please see attached guides.
Document age - 90 days prior to the note date accepted. See page 3 of guides.
 - Seller-REDACTED
Open-Income and Employment Do Not Meet Guidelines P&L end date must be within 60 days of note date. However, P&L page 65 reflects the period from REDACTED5 with a note date of REDACTED page 259 equaling 63 days. The income documentation is aged more than 60 days. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. This is not a REDACTED program, this is REDACTED. Please see attached guides.
Document age - 90 days prior to the note date accepted. See page 3 of guides.
 - Seller-REDACTED
																									Resolved-Resolved per updated MK guidelines received. - Due Diligence Vendor-REDACTED			PL Prime vREDACTED.pdf	Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	N/A	N/A
REDACTED	2631017	D	A	D	A	A	A	C	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing VOM or VOR	Resolved-All documentation received. Resolved. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded.  - Seller-REDACTED
																							Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Verification of Primary PITI required. However, credit reporting reflects a payment of $REDACTED page 41 and taxes page 50 $REDACTED totaling $REDACTED with no insurance policy provided. While the 1003 page 19 reflects a payment of $REDACTED and 1008 page 16 reflects $REDACTED was used for review. Provide mortgage statement and/or CD for refinance with REDACTED reflected on 1003 in amount of $REDACTED. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. - Seller-REDACTED	Resolved-All documentation received. Resolved. - Due Diligence Vendor-REDACTED			Closing Disclosure -REDACTED.pdf Insurance - REDACTED.pdf Note - REDACTED.pdf	Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	N/A	N/A
REDACTED	2631017	D	A	D	A	A	A	C	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Property	Property	Neighborhood Location Not Allowed for Program	Resolved-Allowed per updated guidelines, resolved. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. This is not a REDACTED program, this is REDACTED. Please see attached guides.
Rural Property Allowed - Max LTV/CLTV 80% Purchase, 75% Refinance  - Seller-REDACTED
																							Open-Primary Value Valuation Neighborhood Location Not Allowed for Program Subject property location is reflected as Rural by appraiser for an investment property. REDACTED/guidelines do not allow rural properties as investment property. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. This is not a REDACTED program, this is REDACTED. Please see attached guides. Rural Property Allowed - Max LTV/CLTV 80% Purchase, 75% Refinance - Seller-REDACTED	Resolved-Allowed per updated guidelines, resolved. - Due Diligence Vendor-REDACTED			PL Prime vREDACTED.pdf	Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	N/A	N/A
REDACTED	2631018	D	A	D	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Closing	Collections, liens or judgments not paid at closing	Resolved-REDACTED supplement received with $0 balance. Resolved. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Credit supplemental report has been uploaded confirming account has been paid in full.  - Seller-REDACTED
Counter-Escalation response - exception to remain.  - Due Diligence Vendor-REDACTED
Counter-Issue escalated - Due Diligence Vendor-REDACTED
Counter-Any account on credit that is currently in a delinquent or derogatory status is required to be paid prior to or at closing (over $REDACTED other than medical which is nor required).  Verification the REDACTED account was paid in full prior to closing is required since it is not listed on the Final CD or verification from REDACTED that the account was/is not delinquent and no longer in forbearance is required. A letter of explanation as to why the account was in forbearance is required if this is the case. - Due Diligence Vendor-0REDACTED
Ready for Review-Borrower had sufficient funds to cover this debt, which was also not delinquent as payments were still being made. The guidelines only address a mortgage loan in forbearance as being required to be "current" and out of forbearance. If account was actually delinquent, then it would have had to been paid off or current at time of closing. This is not the case here.  - Seller-REDACTED
Counter-The reserves/cash out is sufficient to not include theREDACTED account in monthly liabilities, however, since the account is actively in forbearance/delinquent, the account is required to be paid in full at closing. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded.  - Seller-REDACTED
Open-REDACTED account ~$REDACTEDk is in active forbearance - required to be paid at/prior to closing - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Credit supplemental report has been uploaded confirming account has been paid in full. - Seller-REDACTED
 Ready for Review-Borrower had sufficient funds to cover this debt, which was also not delinquent as payments were still being made. The guidelines only address a mortgage loan in forbearance as being required to be "current" and out of forbearance. If account was actually delinquent, then it would have had to been paid off or current at time of closing. This is not the case here.  - Seller-REDACTED
 Ready for Review-Document Uploaded.  - Seller-REDACTED
																									Resolved-REDACTED supplement received with $0 balance. Resolved. - Due Diligence Vendor-REDACTED			UW Cert, LOE - REDACTED.pdf REDACTED Supplement.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
REDACTED	2631018	D	A	D	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Resolved-Business payment of the REDACTED confirmed with bank statements in file used for income verification. REDACTED payment excluded. TPR DTI REDACTED. - Due Diligence Vendor-REDACTED
Counter-TPR reverified DTI & that most recent information was used.  TPR DTI is REDACTED%.  - Due Diligence Vendor-REDACTED
Ready for Review-Please provide breakdown of back end DTI calculation as this is not adding up correctly. Please be sure you are considering the credit supplement that was provided dated REDACTED which confirms the correct balance and payment amount for REDACTED account #REDACTED, which is $REDACTED/month. Not $REDACTED.  - Seller-REDACTED
Counter-TPR DTI matches lender DTI on front end. The monthly other expenses are the difference.  TPR DTI is based on gap credit report.  TPR has $REDACTED more per month than lender after all payoffs and REDACTED are excluded.   - Due Diligence Vendor-REDACTED
Ready for Review-There is not a new HELOAN that the borrower agreed to, please reference the COC + Lock LE dated REDACTED. This COC reflects the change in loan type and loan amount as the loan originally was setup as a HELOAN, $REDACTEDk. Please take the time to clear the rest of the conditions relating to this assumption in error.  - Seller-REDACTED
Open- DTI is over REDACTED%, missing new HELOAN payment (needed), loan size is over limit for expanded DTI. - Due Diligence Vendor-REDACTED	Ready for Review-Please provide breakdown of back end DTI calculation as this is not adding up correctly. Please be sure you are considering the credit supplement that was provided dated REDACTED which confirms the correct balance and payment amount for REDACTED account #REDACTED, which is $656/month. Not $REDACTED. - Seller-REDACTED
 Ready for Review-There is not a new HELOAN that the borrower agreed to, please reference the COC + Lock LE dated REDACTED. This COC reflects the change in loan type and loan amount as the loan originally was setup as a HELOAN, $REDACTEDk. Please take the time to clear the rest of the conditions relating to this assumption in error.  - Seller-REDACTED
																									Resolved-Business payment of the REDACTED confirmed with bank statements in file used for income verification. REDACTED loan payment excluded. TPR DTI REDACTED%. - Due Diligence Vendor-REDACTED				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
REDACTED	2631018	D	A	D	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s)and Replacement Cost Estimator by Insurer was not Provided	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage of $REDACTED is less than all Subject Lien(s), and Guaranteed Replacement Coverage is provided but Replacement Cost Estimator by Insurer was not Provided - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Letter of explanation uploaded provided by REDACTED Insurance company clarifying and confirming that they do not provide RCE's but this policy in place does and will cover min of 100% replacement cost of home.  - Seller-REDACTED
Counter-This remains an open issue with no RCE in file. Dwelling coverage is $REDACTED + additional 10%=REDACTEDloan amount is $REDACTED - Due Diligence Vendor-REDACTED
Ready for Review-There is not a new HELOAN that the borrower agreed to, please reference the COC + Lock LE dated REDACTED. This COC reflects the change in loan type and loan amount as the loan originally was setup as a HELOAN, $REDACTEDk. Please take the time to clear the rest of the conditions relating to this assumption in error. - Seller-REDACTED
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage of $REDACTED is less than all Subject Lien(s), and Guaranteed Replacement Coverage is provided but Replacement Cost Estimator by Insurer was not Provided dwelling coverage is $REDACTED + additional 10%=REDACTED loan amount is $REDACTED, TOTAL OF LIENS WITH HELOC IS REDACTED - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Letter of explanation uploaded provided by REDACTED clarifying and confirming that they do not provide RCE's but this policy in place does and will cover min of 100% replacement cost of home. - Seller-REDACTED
 Ready for Review-There is not a new HELOAN that the borrower agreed to, please reference the COC + Lock LE dated REDACTED. This COC reflects the change in loan type and loan amount as the loan originally was setup as a HELOAN, $REDACTEDk. Please take the time to clear the rest of the conditions relating to this assumption in error. - Seller-REDACTED
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage of $REDACTED is less than all Subject Lien(s), and Guaranteed Replacement Coverage is provided but Replacement Cost Estimator by Insurer was not Provided - Due Diligence Vendor-REDACTED
																												REDACTED_REDACTED_REDACTED RCE letter.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
REDACTED	2631018	D	A	D	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Resolved-. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded.  - Seller-REDACTED
Open-1. new HELOC obtained on subject property on REDACTED5 for $REDACTED. The file is missing proof of monthly payment, see page 107
2. cash out purpose letter is missing.
																							3. REDACTED open 30 day account states account is in forbearance, missing written explanation. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. - Seller-REDACTED	Resolved-. - Due Diligence Vendor-REDACTED			UW Cert, LOE - REDACTED.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
REDACTED	2631018	D	A	D	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Resolved-Escrow documentation in file was not explained upon file submission. LOE received. Original escrow docs reflect that the line of $REDACTEDK would have been in third poistion at the time vs. this loan which is now in first poistion. Resolved. - Due Diligence Vendor-REDACTED
Ready for Review-There is not a new HELOAN that the borrower agreed to, please reference the COC + Lock LE dated REDACTED. This COC reflects the change in loan type and loan amount as the loan originally was setup as a HELOAN, $REDACTEDk. Please take the time to clear the rest of the conditions relating to this assumption in error. - Seller-REDACTED
Open-CLTV with new HELOC on subject property is 118%. CLTV ineligible. - Due Diligence Vendor-REDACTED	Ready for Review-There is not a new HELOAN that the borrower agreed to, please reference the COC + Lock LE dated REDACTED. This COC reflects the change in loan type and loan amount as the loan originally was setup as a HELOAN, $REDACTEDk. Please take the time to clear the rest of the conditions relating to this assumption in error. - Seller-REDACTED
Resolved-Escrow documentation in file was not explained upon file submission. LOE received. Original escrow docs reflect that the line of $REDACTEDK would have been in third poistion at the time vs. this loan which is now in first poistion. Resolved. - Due Diligence Vendor-REDACTED
																													Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
REDACTED	2631018	D	A	D	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of $REDACTED is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-REDACTED
Ready for Review-There is not a new HELOAN that the borrower agreed to, please reference the COC + Lock LE dated REDACTED. This COC reflects the change in loan type and loan amount as the loan originally was setup as a HELOAN, $REDACTEDk. Please take the time to clear the rest of the conditions relating to this assumption in error. - Seller-REDACTED
Open-Title Coverage Amount of $REDACTED0 is Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-REDACTED	Ready for Review-There is not a new HELOAN that the borrower agreed to, please reference the COC + Lock LE dated REDACTED. This COC reflects the change in loan type and loan amount as the loan originally was setup as a HELOAN, $REDACTEDk. Please take the time to clear the rest of the conditions relating to this assumption in error. - Seller-REDACTED
																									Resolved-Title Coverage Amount of $REDACTED is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-REDACTED				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
REDACTED	2631018	D	A	D	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-Reimbursement/Cost to Cure documentation received - Due Diligence Vendor-REDACTED
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $REDACTED.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-REDACTED
Open- - Due Diligence VendorREDACTED
Open- - Due Diligence Vendor-REDACTED
Open- - Due Diligence Vendor-REDACTED
																							Open- - Due Diligence Vendor-REDACTED		Resolved-Reimbursement/Cost to Cure documentation received - Due Diligence Vendor-REDACTED		THE RECORDING SURPLUS FEE/TAX FEE IN THE AMOUNT OF $REDACTED & INTERSPOUSAL DEED $REDACTED WERE ADDED ON THE INITIAL CLOSING DISCLOSURE DATED REDACTED WITHOUT A VALID CHANGE OF CIRCUMSTANCE ISSUED AT THE TIME OF THE INITIAL CLOSING DISCLOSURE. THE CHANGE OF CIRCUMSTANCE IN THE LOAN FILE WITH THESE FEES ADDED WAS ISSUED AT THE TIME OF THE REDISCLOSED LOAN ESTIMATE REDACTED; HOWEVER WERE NOT ADDED ON THE LE ISSUED REDACTED. THE POST CD CHANGES THE TOTAL AMOUNT CHARGED TO $REDACTED. (PAGES:206,207,182,193,199)		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
REDACTED	2631018	D	A	D	A	C	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Reimbursement/Cost to Cure documentation received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded.  - Seller-REDACTED
Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. THE RECORDING SURPLUS FEE/TAX FEE IN THE AMOUNT OF $REDACTED & INTERSPOUSAL DEED $REDACTED WERE ADDED ON THE INITIAL CLOSING DISCLOSURE DATED REDACTED WITHOUT A VALID CHANGE OF CIRCUMSTANCE ISSUED AT THE TIME OF THE INITIAL CLOSING DISCLOSURE. THE CHANGE OF CIRCUMSTANCE IN THE LOAN FILE WITH THESE FEES ADDED WAS ISSUED AT THE TIME OF THE REDISCLOSED LOAN ESTIMATE REDACTED; HOWEVER WERE NOT ADDED ON THE LE ISSUED REDACTED. THE POST CD CHANGES THE TOTAL AMOUNT CHARGED TO REDACTED. (PAGES:206,207,182,193,199). $REDACTED TO CURE - Due Diligence Vendor-REDACTED
Open- - Due Diligence Vendor-REDACTED
Open- - Due Diligence Vendor-REDACTED
Open- - Due Diligence Vendor-REDACTED
																							Open- - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. - Seller-REDACTED	Resolved-Reimbursement/Cost to Cure documentation received - Due Diligence Vendor-REDACTED			Restitution-Check REDACTED.pdf Restitution Letter REDACTED.pdf Restitution-Shipping REDACTED.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
REDACTED	2631019	D	A	D	A	D	A	C	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Deed of Trust is Missing	Resolved-The Deed of Trust is Present - Due Diligence Vendor-REDACTED
Resolved-DOT received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded.  - Seller-REDACTED
																							Open-The Deed of Trust is Missing - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. - Seller-REDACTED	Resolved-The Deed of Trust is Present - Due Diligence Vendor-REDACTED Resolved-DOT received - Due Diligence Vendor-REDACTED			REDACTED-Recorded Mortgage.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
REDACTED	2631019	D	A	D	A	D	A	C	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Hazard Insurance Policy is Partial	Resolved-Hazard Insurance Policy is fully present - all documentation received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hello, please see attached the current Dec page prior to closing for the period of REDACTED and shows REDACTED as the Mortgagee (amendedREDACTED).  The next attachment is the current HOI for the period of REDACTED and it also shows REDACTED as the Mortgagee.  The last attachment is the Final CD show the HOI payment was disbursed at closing by title.  Would you please waive this condition?  Thank you - Seller-REDACTED
Open-New HOI policy in file. Previous HOI billing statement in file, however the HOI dec page that was in place at the time of closing and disbursement is not in the file. The Dec page showing coverages and the new lender as lien holder as of the closing/disbursement date is required. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Hello, please see attached the current Dec page prior to closing for the period of REDACTED to REDACTED and shows REDACTEDas the Mortgagee (amended REDACTED to REDACTED). The next attachment is the current HOI for the period of REDACTED to REDACTED and it also shows REDACTED as the Mortgagee. The last attachment is the Final CD show the HOI payment was disbursed at closing by title. Would you please waive this condition? Thank you - Seller-REDACTED
																									Resolved-Hazard Insurance Policy is fully present - all documentation received - Due Diligence Vendor-REDACTED			REDACTED-Current Dec prior to closing-08-10-24 thru 08-10-25.pdf REDACTED - Dec Page-at closing-08-10-2025 to 8-10-2026.pdf REDACTED-Final CD with proof HOI was paid at closing.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
REDACTED	2631019	D	A	D	A	D	A	C	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Property	Property	Ineligible Property	Resolved-Confirmation received of Investor guideline use per updated LPA vs. originator guideline use. Rural primary residence, under 10 acres, within CLTV limits. Resolved. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hello, per attached guidelines, page 12 > 3.2.1 Eligible Property Types - our property is the Primary and is REDACTED acres which is allowed.  would you please waive this condition? Thank you - Seller-REDACTED
Open-Rural property is ineligible per REDACTEDguidelines v REDACTED - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Hello, per attached guidelines, page 12 > 3.2.1 Eligible Property Types - our property is the Primary and is REDACTED acres which is allowed. would you please waive this condition? Thank you - Seller-REDACTED
Resolved-Confirmation received of Investor guideline use per updated LPA vs. originator guideline use. Rural primary residence, under 10 acres, within CLTV limits. Resolved. - Due Diligence Vendor-REDACTED
																												REDACTED-REDACTED.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	Cash Out - Other	N/A	N/A
REDACTED	2631020	D	B	D	B	D	A	C	B	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Deed of Trust is Incomplete	Resolved-The Deed of Trust is Present and Complete - Due Diligence Vendor-REDACTED
Resolved-FTP received with updated vesting - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Final title policy uploaded.  - Seller-REDACTED
Counter-New Grant Deed received.  DOT matches grant deed. Final title/updated supplement reflecting updated vesting from grant deed required. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Vesting should be REDACTED, A married woman as her S&S property. Please provided Grant Deed reflecting change from LLC to B1.  - Seller-REDACTED
Open-Deed of Trust vesting does not match vesting on title. Deed of Trust indicates B1. Title indicates vesting is in REDACTED. Documentation on LLC and EIN required. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Final title policy uploaded. - Seller-REDACTED
 Ready for Review-Document Uploaded. Vesting should be REDACTED, A married woman as her S&S property. Please provided Grant Deed reflecting change from LLC to B1.  - Seller-REDACTED
																									Resolved-The Deed of Trust is Present and Complete - Due Diligence Vendor-REDACTED Resolved-FTP received with updated vesting - Due Diligence Vendor-REDACTED			REDACTED_REDACTED_GD-LLC-TO-BRW.pdf REDACTED_REDACTED_ALTA-2021-Extended-Loan-Policy---1st-lender_.pdf	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED	2631020	D	B	D	B	D	A	C	B	Closed	REDACTED	REDACTED	REDACTED	Waived	2 - Non-Material	C	B	Property	Property	Ineligible Property	Waived-Exception in file to cover finding. Vacancy factor not required to be applied as part of the exception. - Due Diligence Vendor-REDACTED
Counter-Issue escalated - Due Diligence Vendor-REDACTED
Ready for Review-Seller exception approval chain uploaded for reference to clear these remaining conditions.  - Seller-REDACTED
Counter-Vacancy was not addressed in the email chain for exception. Please provide updated exception email & exception form with vacancy addressed. Vacancy adjustment to market risk will impact DSCR ratio. - Due Diligence Vendor-REDACTED
Ready for Review-Exception was granted based on the scenario parameters that you have conditioned for. Loan amount, LTV, vacancy, and DSCR ratio were all listed as factors to consider. Pls see email chain uploaded. - Seller-REDACTED
Open-Per DSCR guidelines, a 4 unit that is completely vacant is not eligible. Refinance of a 2-4 unit with vacancy is only eligible with a maximum of one vacant unit. No vacancy factor has been applied to market rent. - Due Diligence Vendor-REDACTED	Ready for Review-Seller exception approval chain uploaded for reference to clear these remaining conditions. - Seller-REDACTED
 Ready for Review-Exception was granted based on the scenario parameters that you have conditioned for. Loan amount, LTV, vacancy, and DSCR ratio were all listed as factors to consider. Pls see email chain uploaded. - Seller-REDACTED
																									Waived-Exception in file to cover finding. Vacancy factor not required to be applied as part of the exception. - Due Diligence Vendor-REDACTED		Experienced investor with 10+ years in field, FICO 770		ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	Originator Pre-Close	Yes
REDACTED	2631020	D	B	D	B	D	A	C	B	Closed	REDACTED	REDACTED	REDACTED	Waived	2 - Non-Material	C	B	Credit	Eligibility	Audited LTV Exceeds AUS LTV	Waived-Exception in file to cover finding. Vacancy factor not required to be applied as part of the exception. - Due Diligence Vendor-REDACTED
Counter-Issue escalated - Due Diligence Vendor-REDACTED
Ready for Review-Seller exception approval chain uploaded for reference to clear these remaining conditions.  - Seller-REDACTED
Counter-VPM approval email chain received. Please send a completed, signed exception form with compensating factors which is required for the exception in addition to the email chain. Note that vacancy market rent adjustment will impact DSCR ratio. - Due Diligence Vendor-REDACTED
Ready for Review-Exception was granted based on the scenario parameters that you have conditioned for. Loan amount, LTV, vacancy, and DSCR ratio were all listed as factors to consider. Pls see email chain uploaded. - Seller-REDACTED
Open-Audited LTV of REDACTED% exceeds guidelines limit of 65% for cash out refinance and loan amounts over REDACTED/FICO >720. 1008 indicates exception, however, a completed exception form with compensating factors and approving UW is required. - Due Diligence Vendor-REDACTED	Ready for Review-Seller exception approval chain uploaded for reference to clear these remaining conditions. - Seller-REDACTED
 Ready for Review-Exception was granted based on the scenario parameters that you have conditioned for. Loan amount, LTV, vacancy, and DSCR ratio were all listed as factors to consider. Pls see email chain uploaded. - Seller-REDACTED
																									Waived-Exception in file to cover finding. Vacancy factor not required to be applied as part of the exception. - Due Diligence Vendor-REDACTED		Experienced investor with 10+ years in field, FICO 770		ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	Originator Pre-Close	Yes
REDACTED	2631020	D	B	D	B	D	A	C	B	Closed	REDACTED	REDACTED	REDACTED	Waived	2 - Non-Material	C	B	Credit	Eligibility	Loan does not conform to program guidelines	Waived-Exception in file to cover finding. Vacancy factor not required to be applied as part of the exception. - Due Diligence Vendor-REDACTED
Counter-Issue escalated - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Formal seller & investor approved exception chain attached.  - Seller-REDACTED
Counter-Vacancy was not addressed in the email chain for exception. Please provide updated exception email & exception form with vacancy addressed. Vacancy adjustment to market risk will impact DSCR ratio. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Exception was granted based on the scenario parameters that you have conditioned for. Loan amount, LTV, vacancy, and DSCR ratio were all listed as factors to consider. - Seller-REDACTED
Open-With a 20% vacancy factor, DSCR is 84.8% & not eligible for cash out. CLTV max would be 60% requiring an updated exception for cash out and CLTV exception of 10% vs. 5%. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Formal seller & investor approved exception chain attached. - Seller-REDACTED
 Ready for Review-Document Uploaded. Exception was granted based on the scenario parameters that you have conditioned for. Loan amount, LTV, vacancy, and DSCR ratio were all listed as factors to consider. - Seller-REDACTED
																									Waived-Exception in file to cover finding. Vacancy factor not required to be applied as part of the exception. - Due Diligence Vendor-REDACTED		Experienced investor with 10+ years in field, FICO 770	REDACTED_REDACTED_Exception Request Approval Chain.pdf REDACTED_REDACTED_Exception Request Approval.pdf	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	Originator Pre-Close	Yes
REDACTED	2631020	D	B	D	B	D	A	C	B	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Documents received - no impact on lien position. Resolved. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Both recorded documents uploaded.  - Seller-REDACTED
Counter-Copies of both recorded documents are required for review to determine if they have impact on collateral - Covenant and Agreement recorded REDACTED and Covenant and Agreement recordedREDACTED - Due Diligence Vendor-REDACTED
Ready for Review-Title #6 & 7 are Covenant & Agreement that stays on title and not required to be removed - Seller-REDACTED
Open-Property Title Issue 1. Removal of the covenant and agreement on title #s 6 & 7 - pgs 125-126
(delq taxes were paid at closing on final cd) - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Both recorded documents uploaded. - Seller-REDACTED
 Ready for Review-Title #6 & 7 are Covenant & Agreement that stays on title and not required to be removed - Seller-REDACTED
																									Resolved-Documents received - no impact on lien position. Resolved. - Due Diligence VendorREDACTED			REDACTED_REDACTED_#REDACTED Title Property_REDACTED.pdf REDACTED_REDACTED_#REDACTED Title Property_REDACTED.pdf	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED	2631020	D	B	D	B	D	A	C	B	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Does Not Meet Guideline Requirements	Resolved-Verification received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. the Articles of Corp for REDACTED as evidence borrower is the owner - Seller-REDACTED
																							Open-Verification borrower is the owner of business account used for reserves - REDACTED - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. the Articles of Corp for REDACTED as evidence borrower is the owner - Seller-REDACTED	Resolved-Verification received - Due Diligence Vendor-REDACTED			REDACTED_REDACTED_Articles of Corp REDACTED.pdf	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED	2631020	D	B	D	B	D	A	C	B	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing VOM or VOR	Resolved-Payment history received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. provided copy of Borrower Statement of account from REDACTED #REDACTED reflect payment history from REDACTED thru REDACTED  along with Mortgage statement that reflected mortgage payments from REDACTED thru REDACTED - Seller-REDACTED
Open-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Missing VOM from REDACTED - mortgage that was paid off at closing which was on this property - Due Diligence Vendor- REDACTED	Ready for Review-Document Uploaded. provided copy of Borrower Statement of account from REDACTED # REDACTED reflect payment history from REDACTED thru REDACTED along with Mortgage statement that reflected mortgage payments from REDACTED thru REDACTED - Seller-REDACTED
																									Resolved-Payment history received - Due Diligence Vendor-REDACTED			package-REDACTED -REDACTED-REDACTED-REDACTED.pdf	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED	2631020	D	B	D	B	D	A	C	B	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Flood Certificate Missing	Resolved-Flood Certificate is fully present - Due Diligence Vendor-08/21/2025

Resolved-Received - Due Diligence Vendor-08/21/2025

Ready for Review-Document Uploaded.  - Seller-08/19/2025

																							Open-Missing Flood Certificate - Due Diligence Vendor-08/06/2025	Ready for Review-Document Uploaded. - Seller-REDACTED	Resolved-Flood Certificate is fully present - Due Diligence Vendor-REDACTED Resolved-Received - Due Diligence Vendor-REDACTED			REDACTED_REDACTED_Flood Cert.pdf	ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED	2631021	C	B	A	A	A	A	C	B	Closed	REDACTED	REDACTED	REDACTED	Acknowledged	2 - Non-Material	C	B	Property	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)	Acknowledged-Exception in file to allow lack of 1007 market rent addendum with appraisal on subject. Rental income is not being used to qualify, full doc loan. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
We granted an exception for the 1007. Please see attached.
Thanks! - Buyer-REDACTED
Counter- - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see the attached appraisal revision for the correct year on the contract date. Can you please clear that part of the condition. (Part 2)
Thanks! - Buyer-REDACTED
Counter-Emailed lender - Due Diligence Vendor-REDACTED
Ready for Review-Hi,
We didn't use rental income for the subject to qualify, thus no 1007 was required. Can you please clear that part of the condition? Working on the date correction.
Thanks! - Buyer-REDACTED
Open-1. Appraisal is missing 1007.
																							2. Appraisal shows contract date as REDACTED. Contract date year to be updated to match purchase contract date year of REDACTED. - Due Diligence Vendor-REDACTED	Updated appraisal for contract date received. Still pending - 1. Appraisal is missing 1007. - REDACTED	Acknowledged-Exception in file to allow lack of 1007 market rent addendum with appraisal on subject. Rental income is not being used to qualify, full doc loan. - Due Diligence Vendor - REDACTED		Borrower has 31 months reserves, DTI 39.49% vs. program max of 50%	REDACTED_1073 Condo_1.pdf REDACTED - x2103 - Exception.pdf	Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	Originator Post-Close	Yes
REDACTED	2631021	C	B	A	A	A	A	C	B	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Property	Data	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Received - Desk Review updated - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see attached appraisal review.
Thanks! - Buyer-REDACTED
																							Open-Secondary Valuation or Additional Valuation has not been entered per securitization requirements and CU Score, if present, is greater than 2.5 CU SCORE IS 999, CDA IS REQUIRED, - Due Diligence Vendor-REDACTED		Resolved-Received - Desk Review updated - Due Diligence Vendor - REDACTED			Appraisal Review.pdf	Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	N/A	N/A
REDACTED		2631021		C	B	A	A	A	A	C	B	Closed	REDACTED	REDACTED	REDACTED	Waived	2 - Non-Material	B	B	Property	Property	Condo project is ineligible	Waived-EXCEPTION ON PG 3 TO ALLOW 2 NON WARRANTABLE ATTRIBUTES FOR CONDO 1. INVESTOR CONCENTRATION IS OVER 60% 2. 1 INDIVDUAL OWNS 28% OF 60 UNITS. - Due Diligence Vendor-08/11/2025		Waived-EXCEPTION ON PG 3 TO ALLOW 2 NON WARRANTABLE ATTRIBUTES FOR CONDO 1. INVESTOR CONCENTRATION IS OVER 60% 2. 1 INDIVDUAL OWNS 28% OF 60 UNITS. - Due Diligence Vendor-REDACTED		Long established condo project, transferred in REDACTED, no pending litigation, no commercial space, no current outstanding HOA loans, borrower reserves, DTI 39.49 vs 50% program max.		Non-QM: Lender documented all ATR UW factors	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	Originator Pre-Close	Yes
REDACTED		2631022		B	B	B	B	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Waived	2 - Non-Material	B	B	Credit	Income/Employment	Income/Employment General	Waived-Exception in file to allow closure in an LLC without TIN due to entity being a single member (REDACTED) without a valid SSN. - Due Diligence Vendor-REDACTED		Waived-Exception in file to allow closure in an LLC without TIN due to entity being a single member (REDACTED) without a valid SSN. - Due Diligence Vendor-REDACTED		New guidelines to be released REDACTED allow for no mortgage history DSCR REDACTED AB31(Personal guaranty is in file.)		ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	Originator Pre-Close	Yes
REDACTED	2631022	B	B	B	B	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Waived	2 - Non-Material	B	B	Credit	Missing Doc	Missing VOM or VOR	Waived-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Exception in file to allow a lack of mortgage history for other investment property purchased in REDACTED - Due Diligence Vendor-REDACTED	Waived-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Exception in file to allow a lack of mortgage history for other investment property purchased in REDACTED - Due Diligence Vendor-REDACTED
																											New guidelines released REDACTED allow for no mortgage histories, DSCR over 1.0 at REDACTED.		ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Purchase	NA	Originator Pre-Close	Yes
REDACTED	2631023	C	A	C	A	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Borrower	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Resolved-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present. - Due Diligence Vendor-REDACTED
Resolved-Resolved -documentation received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see attached. The "Proof of rent" is payment confirmation. the other items tie into the payments.
Thanks! - Buyer-REDACTED
Open-6 months of housing history (lease payments) confirmed. 12 months is required. - Due Diligence Vendor-REDACTED	Resolved-Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present. - Due Diligence Vendor-REDACTED
 Resolved-Resolved -documentation received - Due Diligence VendorREDACTED
																												Cond 1 - Proof of Rent - Transaction History - 12 months Proof of Rent Payment - REDACTED - REDACTED.pdf Lease agreement.pdf REDACTED.pdf REDACTED - Search.pdf REDACTED - profile.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	2631023	C	A	C	A	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Resolved - Due Diligence Vendor-REDACTED
Ready for Review-Hi,
Please see attached. Page 1 lists the proposed insured amount. Page 1 is also labeled the supplemental report.
Thanks! - Buyer-REDACTED
																							Open-Property Title Issue PRELIMINARY TITLE IS MISSING LENDER'S COVERAGE IN THE AMOUNT OF $REDACTED - Due Diligence Vendor-REDACTED		Resolved-Resolved - Due Diligence Vendor-REDACTED			Prelim Title.pdf	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A